Related Party Transactions - Summary of Loans to Directors, Executive Officers and Their Related Interests (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Related Party Transactions [Abstract]
Balance, at beginning of the year	$ 10,295	$ 9,284
Beginning balance adjustment	2,586
Disbursements during the year	7,708	4,833
Collections during the year	(3,643)	(3,822)
Balance, at end of the year	$ 16,946	$ 10,295